Property and Equipment	6 Months Ended
Apr. 30, 2024
Property and Equipment [Abstract]
PROPERTY and EQUIPMENT

NOTE 8 – PROPERTY and EQUIPMENT

Property and equipment, net consists of the following:

	April 30,	October 31,
	2024	2023
At Cost:
Equipment	$57,007	$56,407
Motor vehicles	69,202	87,593
Leasehold improvements	507,154	501,817
Furniture and fixtures	4,786	4,735
	$638,149	$663,946

Less: Accumulated depreciation	381,825	321,191
Total, net	$256,324	$329,361

Depreciation expenses were $64,173 and $101,093 for the six months ended April 30, 2024 and 2023,  respectively.